CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (549)	$ (3,214)	$ (635)
Other comprehensive income (loss):
Change in foreign currency translation adjustment		(295)	262
Realized gain related to available for sale securities			(54)
Total Other comprehensive income (loss)		(295)	208
Comprehensive loss	$ (549)	$ (3,509)	$ (427)